FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity information [Line Items]
Cash at bank	$ 4,489	$ 2,674
Term deposits	828	607
Money market funds	3,983	934
Total	9,300	4,215	$ 5,600	$ 4,867
Restricted cash	114	156
Cash deposit in connection with the mandatory convertible bonds	20	20
ArcelorMittal South Africa Ltd. ("AMSA")
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 52	$ 89